Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill

9. GOODWILL

Goodwill of the Group is as follows:

	As of December 31,
	2010	2011	2011
	(RMB'000)	(RMB'000)	(US$'000)

Goodwill — gross	134,735	134,735	21,407
Accumulated impairment loss	—	(134,735)	(21,407)

Goodwill — net	134,735	—	—

As of December 31, 2010 and 2011, the Company assessed impairment on its goodwill derived from its acquisition of SolarOne Technology. As of December 31, 2010, the Company determined that the fair value of the reporting unit exceeded its carrying value and no loss on goodwill impairment is recorded. As of December 31, 2011, the Company had determined that the carrying value of the reporting unit exceeded its implied fair value, estimated using a discounted cash flow methodology, and recorded an impairment loss of RMB134,735,000 (US$21,407,236) for the year ended December 31, 2011, which is included in "Impairment of goodwill" in the consolidated statements of operations.